Related parties (Details Narrative)										1 Months Ended		12 Months Ended
	Oct. 12, 2025 EUR (€)	Oct. 01, 2025 EUR (€)	Jul. 01, 2025 EUR (€)	May 31, 2025 EUR (€)	May 12, 2025 EUR (€)	Apr. 01, 2025 EUR (€)	Feb. 29, 2024 EUR (€)	Apr. 20, 2023 EUR (€)	Jul. 01, 2022 EUR (€)	Jun. 30, 2025 $ / shares shares	Jul. 31, 2024 shares	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€) € / shares shares	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 01, 2025 $ / shares shares	Oct. 31, 2025 shares	Jun. 30, 2025 EUR (€) shares	Mar. 31, 2025 shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 EUR (€) € / shares shares	Dec. 20, 2024 shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 EUR (€) € / shares shares	Jul. 31, 2023 shares	Dec. 31, 2022 shares
Related Party Transaction [Line Items]
Research and Development Expense (Excluding Acquired in Process Cost)													€ 2,700,000	€ 4,800,000	€ 6,500,000
Deferred Tax Assets, Tax Credit Carryforwards, Research													2,200,000								€ 500,000			€ 400,000
General and Administrative Expense													3,904,398	4,951,456	5,258,501
Decrease in general and administrative expenses													1,100,000	300,000
Decrease in compensation													500,000
Decrease in accounting legal and other professional													100,000
Decrease in consultants and other third party costs													300,000
Decrease in other general and administrative costs													200,000
Increase in patent maintenance costs													100,000
Billed paid													5,000								€ 5,000
Share-Based Payment Arrangement, Expense													€ 937,742	847,254	739,884
Vested shares | shares													1,045,122								456,098			204,138
Paid in cash																					€ 4,000			€ 4,018
Exercise price | € / shares													€ 2.24								€ 3.10			€ 4.34
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number | shares													1,890,729								970,308			586,923		540,523
Vested option stock value													€ 937,742	847,255	739,884
Amended and Restated OSR License Agreement [Member]
Related Party Transaction [Line Items]
Upfront fee														250,000
Other Commitments, Description												The Company is also obligated to carry out its development activities using qualified and experienced professionals and sufficient level of resources. In particular, consistent with the terms of the Original OSR License Agreement, the ARLA continues to require the Company to invest (a) at least €5,425,000 with respect to the development of the licensed products, and (b) at least €2,420,000 with respect to the manufacturing of such licensed products (subject to certain adjustments)	The Company is also obligated to carry out its development activities using qualified and experienced professionals and sufficient level of resources. In particular, consistent with the terms of the Original OSR License Agreement, the ARLA continues to require the Company to invest (a) at least €5,425,000 with respect to the development of the licensed products, and (b) at least €2,420,000 with respect to the manufacturing of such licensed products (subject to certain adjustments)
Sublicense Agreement [Member]
Related Party Transaction [Line Items]
Taxes and Licenses								€ 875,000
Amendment to OSR Amendedand Restated License Agreement [Member]
Related Party Transaction [Line Items]
Agreement fees													€ 400,000
Total project cash consideration													200,000
Amendment to OSR Amendedand Restated License Agreement [Member] | First Solid Cancer Indication Option Fee [Member]
Related Party Transaction [Line Items]
Operating Costs and Expenses													12,000,000.0
Amendment to OSR Amendedand Restated License Agreement [Member] | Second Solid Cancer Indication Option Fee [Member]
Related Party Transaction [Line Items]
Option fees													1,000,000.0
First Indication [Member]
Related Party Transaction [Line Items]
Future option fees														1,000,000.0
Second Indication [Member]
Related Party Transaction [Line Items]
Future option fees														500,000
Third Indication [Member]
Related Party Transaction [Line Items]
Future option fees														300,000
Francesco Galimi [Member]
Related Party Transaction [Line Items]
Accrued expenses													17,037
Carlo Russo [Member]
Related Party Transaction [Line Items]
Accrued performance bonuses																					€ 260,000			€ 260,000
Annual gross salary													€ 500,000
Annual gross salary bonus rate												30.00%	30.00%
Capital increase ATM program and Registered Direct Offering, shares | shares										65,000	100,000
American Depository Shares [Member]
Related Party Transaction [Line Items]
Shares received | shares																	4,285,715		856,602			73,008			100
Pierluigi Paracchi [Member]
Related Party Transaction [Line Items]
Non qualified shares received | shares													180,000					80,000
Gross amount													€ 0								168,000			168,000
Accrued performance bonuses																					336,000
Pierluigi Paracchi [Member] | American Depository Shares [Member]
Related Party Transaction [Line Items]
Shares received | shares													260,000
Pierluigi Paracchi [Member] | Trattamento Di Fine Rapporto [Member]
Related Party Transaction [Line Items]
Social contribution amount													€ 91,105	87,738
Related Party [Member]
Related Party Transaction [Line Items]
Accrued expenses													78,172								1,031,345			861,578
Related Party [Member] | OSR Sponsor Research Agreement [Member]
Related Party Transaction [Line Items]
Payments to Acquire in Process Research and Development													€ 500,000
Richard Slansky [Member]
Related Party Transaction [Line Items]
Non qualified shares received | shares																120,000
Vested shares | shares																		60,000
Richard Slansky [Member] | American Depository Shares [Member]
Related Party Transaction [Line Items]
Vested shares | shares													180,000
Pierluigi Paracchi [Member]
Related Party Transaction [Line Items]
Gross salary						€ 451,560
[custom:PercentageOfAnnualBonus]						40.00%
Director [Member] | Pierluigi Paracchi [Member]
Related Party Transaction [Line Items]
Employee Benefits and Share-Based Compensation				€ 45,000									€ 550,430	688,000	692,000
Naldini [Member]
Related Party Transaction [Line Items]
Employee Benefits and Share-Based Compensation													68,750	100,000	100,000
Annual fee					€ 50,000				€ 100,000
Renewal fees	€ 6,250	€ 2,814
Dr.Gentner [[Member]
Related Party Transaction [Line Items]
Annual fee									€ 45,000
One time fee payment							€ 15,000
Dr Gentner [Member]
Related Party Transaction [Line Items]
Employee Benefits and Share-Based Compensation													€ 35,939	€ 45,000	45,000
Richard Slansky [Member]
Related Party Transaction [Line Items]
[custom:PercentageOfAnnualBonus]												30.00%	30.00%	50.00%
Gross amount																		€ 98,832			49,416
Accrued performance bonuses																					€ 108,000			€ 116,000
Annual gross compensation | $												$ 375,000
Vested shares | shares																					7,669			15,338
Exercise price | $ / shares																							$ 4.36
Vested amount																					€ 23,998			€ 47,997
Paid in cash																					18,531			45,902
Bonus amount accrued																					108,000
Exercise price | $ / shares										$ 4.36						$ 1.48				$ 4.36
Richard Slansky [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Share-Based Payment Arrangement, Expense													€ 320,277	€ 458,000	€ 456,000
Richard Slansky [Member] | Finance Employee One [Member]
Related Party Transaction [Line Items]
Paid in cash																					3,089			2,196
Richard Slansky [Member] | Finance Employee Two [Member]
Related Party Transaction [Line Items]
Paid in cash																					1,853			€ 1,318
Richard Slansky [Member] | Finance Employee Three [Member]
Related Party Transaction [Line Items]
Paid in cash																					€ 1,235
Dr Galimi [Member]
Related Party Transaction [Line Items]
Compensation received													19,453
Dr Galimi [Member] | FG Consulting Inc [Member]
Related Party Transaction [Line Items]
Billing invoiced													€ 25,869
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number | shares													27,110
Vested option stock value													€ 33,839
Mr Giacomoantonio Paracchi [Member]
Related Party Transaction [Line Items]
Annual gross compensation													30,000
Compensation received													5,000
Minimum [Member]
Related Party Transaction [Line Items]
Increase decrease in research and development													€ 2,100,000	€ 1,700,000
Minimum [Member] | Dr.Gentner [[Member]
Related Party Transaction [Line Items]
Annual gross compensation			€ 22,500
Maximum [Member] | Dr.Gentner [[Member]
Related Party Transaction [Line Items]
Annual gross compensation			€ 45,000